Business Operations and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share

Diluted loss per share excludes all potential common shares if their effect is anti-dilutive. The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	Nine months ended
	December 31, 2017	December 31, 2016
Options	3,216,710	2,427,488
Warrants	1,164,422	4,045,163
Total	4,381,132	6,472,651

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	March 31,
	2017	2016
Options	2,820,489	907,500
Warrants	372,421	2,002,719
Total	3,192,910	2,910 219